BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.2%
Brazil	2.1%
B3 S.A. - Brasil Bolsa Balcao(a)		80,872	$227,625
China	14.6%
China Mengniu Dairy Co. Ltd.		99,584	204,302
JD.com, Inc. - Class A		15,370	194,505
Li Ning Co. Ltd.		83,078	155,926
NetEase, Inc.		8,788	226,791
Ping An Insurance Group Co. of China Ltd. - Class H		34,701	225,873
Sunny Optical Technology Group Co. Ltd.		24,638	191,629
Xinyi Glass Holdings Ltd.		187,844	204,302
ZTO Express Cayman, Inc.		8,918	195,124
			1,598,452
Hong Kong	4.0%
ASMPT Ltd.		14,415	438,910
India	1.5%
Axis Bank Ltd.		11,553	164,241
Indonesia	3.8%
Bank Mandiri Persero Tbk PT		1,108,767	238,744
Telkom Indonesia Persero Tbk PT		1,376,682	180,940
			419,684
Malaysia	1.8%
Public Bank Bhd.		164,314	193,429
Mexico	4.9%
Grupo Financiero Banorte S.A.B. de C.V., Series O		15,104	159,413
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		73,731	163,294
Wal-Mart de Mexico S.A.B. de C.V.		72,754	213,717
			536,424
Philippines	1.6%
BDO Unibank, Inc.		92,685	178,966
Saudi Arabia	2.4%
Saudi National Bank (The)		25,313	260,460
South Africa	2.5%
Gold Fields Ltd.		8,000	269,084
South Korea	24.8%
Amorepacific Corp.		3,092	210,950
Hyundai Marine & Fire Insurance Co. Ltd.(a)		8,131	182,899
Hyundai Motor Co.		797	254,641
LG Electronics, Inc.		1,198	156,970
NAVER Corp.		1,320	169,547
Samsung Electro-Mechanics Co. Ltd.		569	802,102
SK hynix, Inc.		551	942,458
			2,719,567
Taiwan	20.8%
Bizlink Holding, Inc.		5,184	311,627
1

BARROW HANLEY FUNDS
BARROW HANLEY CONCENTRATED EMERGING MARKETS ESG OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Chailease Holding Co. Ltd.		68,022	$250,893
Globalwafers Co. Ltd.		14,029	442,583
Hiwin Technologies Corp.		22,163	226,107
Largan Precision Co. Ltd.		1,992	268,256
MediaTek, Inc.		3,997	532,616
Pegatron Corp.		94,610	248,876
			2,280,958
Thailand	4.6%
Kasikornbank PCL - REG		28,653	188,027
Siam Cement (The) PCL - REG		24,500	179,949
Srisawad Corp. PCL - REG		194,664	135,361
			503,337
United Arab Emirates	1.9%
First Abu Dhabi Bank PJSC		45,249	209,441
Vietnam	1.9%
Vietnam Dairy Products JSC		102,064	212,573
TOTAL COMMON STOCKS (Cost $7,042,697)			10,213,151
PREFERRED STOCKS	1.8%
Brazil	1.8%
Banco Bradesco S.A.(a)		57,525	201,694
TOTAL PREFERRED STOCKS (Cost $162,823)			201,694
SHORT-TERM INVESTMENTS	2.7%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(b)		300,876	300,876
TOTAL SHORT-TERM INVESTMENTS (Cost $300,876)			300,876
TOTAL INVESTMENTS (Cost $7,506,396)	97.7%		10,715,721
NET OTHER ASSETS (LIABILITIES)	2.3%		248,334
NET ASSETS	100.0%		$10,964,055

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
REG – Registered
At June 30, 2026 the industry sectors (excluding short-term investments) for the Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund were:
Sector Allocation	% of Net Assets
Information Technology	35.2%
Financials	25.7
Consumer Staples	9.1
Industrials	8.6
Consumer Discretionary	6.9
Communication Services	5.3
Materials	4.2
Total	95.0%
2

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	1.9%
Other Asset-Backed Securities	1.9%
CTM CLO Ltd., Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.65%) 9.33%, 10/20/38(a)(b)		$500,000	$501,865
Eldridge CLO Ltd., Series 2025-1A - Class E (Floating, 3M CME Term SOFR + 5.30%) 8.98%, 10/20/38(a)(b)		325,000	323,585
Empower CLO Ltd., Series 2023-2A - Class ER (Floating, 3M CME Term SOFR + 5.60%) 9.27%, 10/15/38(a)(b)		750,000	720,975
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.01%, 04/20/37(a)(b)		250,000	251,326
Market Street CLO Ltd. II, Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.85%) 9.53%, 03/20/38(a)(b)		450,000	451,926
			2,249,677
TOTAL ASSET-BACKED SECURITIES (Cost $2,273,759)			2,249,677
CORPORATE BONDS	70.4%
Aerospace & Defense	0.2%
Goat Holdco LLC 6.75%, 02/01/32(a)		285,000	292,089
Apparel & Textile Products	0.2%
Beach Acquisition Bidco LLC 10.00%, 07/15/33(a)(c)		210,809	239,383
Asset Management	1.1%
FS KKR Capital Corp. 7.50%, 08/01/31		1,255,000	1,250,042
Automotive	2.9%
Clarios Global L.P./Clarios U.S. Finance Co. 6.75%, 02/15/30(a)		865,000	891,322
Cyprium Corp./Cyprium Holdings Luxembourg S.a.r.l. 6.38%, 04/15/34(a)		600,000	598,801
Goodyear Tire & Rubber (The) Co. 5.63%, 04/30/33		500,000	435,614
Tenneco, Inc. 8.00%, 11/17/28(a)		1,500,000	1,509,381
			3,435,118
Basic Industry	0.3%
Avient Corp. 6.25%, 11/01/31(a)		315,000	319,196
Cable & Satellite	2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/30(a)		1,000,000	948,151
7.38%, 03/01/31(a)		750,000	751,806
CSC Holdings LLC,
11.75%, 01/31/29(a)		250,000	153,781
1

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
4.13%, 12/01/30(a)		$750,000	$445,653
4.63%, 12/01/30(a)		1,000,000	232,500
			2,531,891
Capital Goods	0.1%
TransDigm, Inc. 6.25%, 01/31/34(a)		150,000	153,059
Chemicals	6.9%
Chemours (The) Co.,
4.63%, 11/15/29(a)		1,500,000	1,431,718
8.00%, 01/15/33(a)		1,610,000	1,630,569
Mativ Holdings, Inc. 8.00%, 10/01/29(a)		2,210,000	2,193,876
Qnity Electronics, Inc.,
5.75%, 08/15/32(a)		425,000	427,264
6.25%, 08/15/33(a)		425,000	432,410
Tronox, Inc.,
4.63%, 03/15/29(a)		270,000	189,013
9.13%, 09/30/30(a)		420,000	421,921
WR Grace Holdings LLC,
5.63%, 08/15/29(a)		1,250,000	1,174,864
6.63%, 08/15/32(a)		125,000	121,235
7.00%, 08/01/33(a)		145,000	141,195
			8,164,065
Commercial Support Services	4.9%
Allied Universal Holdco LLC 7.88%, 02/15/31(a)		635,000	663,819
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88%, 06/15/30(a)		500,000	513,798
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. 4.63%, 06/01/28(a)		125,000	122,840
AMN Healthcare, Inc. 6.50%, 01/15/31(a)		900,000	905,473
Clarivate Science Holdings Corp.,
3.88%, 07/01/28(a)		240,000	230,805
4.88%, 07/01/29(a)		980,000	877,009
Clean Harbors, Inc. 6.38%, 02/01/31(a)		125,000	126,766
VM Consolidated, Inc. 5.50%, 04/15/29(a)		1,000,000	882,237
VT Topco, Inc. 8.50%, 08/15/30(a)		1,500,000	1,521,780
			5,844,527
2

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Construction Materials	0.4%
Quikrete Holdings, Inc. 6.38%, 03/01/32(a)		$290,000	$296,141
Standard Building Solutions, Inc. 6.50%, 08/15/32(a)		145,000	145,877
			442,018
Consumer Services	3.3%
PROG Holdings, Inc. 6.00%, 11/15/29(a)		2,250,000	2,187,360
Upbound Group, Inc. 6.38%, 02/15/29(a)		1,750,000	1,734,642
			3,922,002
Containers & Packaging	1.5%
Graphic Packaging International LLC 3.75%, 02/01/30(a)		750,000	704,864
Mauser Packaging Solutions Holding Co. 7.88%, 04/15/30(a)		1,050,000	1,073,436
			1,778,300
Electric	0.1%
Alpha Generation LLC 6.75%, 10/15/32(a)		80,000	81,472
Electric Utilities	0.8%
Vistra Corp. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%) 7.00%, 12/15/26(a)(b)(d)		1,000,000	1,007,923
Electrical Equipment	0.6%
WESCO Distribution, Inc. 6.63%, 03/15/32(a)		640,000	659,495
Food	1.7%
B&G Foods, Inc. 8.00%, 09/15/28(a)		2,010,000	2,011,837
Health Care Facilities & Services	3.6%
Charlotte Buyer, Inc. 8.00%, 06/30/31(a)		140,000	141,721
Concentra Health Services, Inc. 6.88%, 07/15/32(a)		165,000	170,797
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		660,000	590,888
National Mentor Holdings, Inc. 10.50%, 12/15/30(a)		1,520,000	1,601,922
Pediatrix Medical Group, Inc. 5.38%, 02/15/30(a)		500,000	494,236
Sotera Health Holdings LLC 7.38%, 06/01/31(a)		1,250,000	1,296,077
			4,295,641
Home Construction	3.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
4.63%, 04/01/30(a)		500,000	474,374
3

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
6.88%, 08/01/33(a)		$380,000	$376,642
Dream Finders Homes, Inc. 6.88%, 09/15/30(a)		755,000	749,388
STL Holding Co. LLC 8.75%, 02/15/29(a)		320,000	332,271
Weekley Homes LLC/Weekley Finance Corp. 6.75%, 01/15/34(a)		1,800,000	1,804,786
			3,737,461
Household Products	1.2%
Energizer Holdings, Inc. 6.00%, 09/15/33(a)		1,500,000	1,443,235
Institutional Financial Services	0.6%
Aretec Group, Inc. 10.00%, 08/15/30(a)		676,000	712,053
Insurance	1.9%
Acrisure LLC/Acrisure Finance, Inc. 6.75%, 07/01/32(a)		2,000,000	1,797,632
Asurion LLC/Asurion Co-Issuer, Inc.,
8.00%, 12/31/32(a)		30,000	30,227
8.38%, 02/01/34(a)		150,000	138,852
CRC Insurance Group LLC 7.13%, 06/01/31(a)		250,000	249,203
			2,215,914
Leisure Facilities & Services	0.4%
Caesars Entertainment, Inc. 6.50%, 02/15/32(a)		500,000	487,735
Medical Equipment & Devices	0.1%
Insulet Corp. 6.50%, 04/01/33(a)		150,000	152,110
Metals & Mining	0.6%
Arsenal AIC Parent LLC 8.00%, 10/01/30(a)		250,000	260,550
Kaiser Aluminum Corp. 4.50%, 06/01/31(a)		500,000	478,654
			739,204
Oil & Gas Supply Chain	4.2%
CQP Holdco L.P./BIP-V Chinook Holdco LLC 5.50%, 06/15/31(a)		873,000	856,897
Genesis Energy L.P./Genesis Energy Finance Corp. 8.88%, 04/15/30		250,000	261,600
Global Partners L.P./GLP Finance Corp. 8.25%, 01/15/32(a)		1,750,000	1,832,843
ITT Holdings LLC 6.50%, 08/01/29(a)		2,040,000	2,016,092
			4,967,432
4

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Real Estate Investment Trusts	3.0%
Iron Mountain, Inc.,
5.25%, 07/15/30(a)		$500,000	$492,528
5.63%, 07/15/32(a)		250,000	247,107
6.25%, 01/15/35(a)		140,000	140,546
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/29		1,000,000	803,772
8.50%, 02/15/32(a)		1,820,000	1,863,298
			3,547,251
Real Estate Owners & Developers	0.9%
Greystar Real Estate Partners LLC 7.75%, 09/01/30(a)		1,000,000	1,039,886
Real Estate Services	1.5%
Cushman & Wakefield U.S. Borrower LLC 8.88%, 09/01/31(a)		1,000,000	1,046,750
Newmark Group, Inc. 7.50%, 01/12/29		655,000	686,113
			1,732,863
Retail - Discretionary	3.5%
Cougar JV Subsidiary LLC 8.00%, 05/15/32(a)		35,000	36,688
Michaels (The) Cos., Inc.,
8.50%, 03/15/33(a)		645,000	638,869
11.00%, 03/15/34(a)		785,000	768,609
Petco Health & Wellness Co., Inc. 8.25%, 02/01/31(a)		850,000	856,641
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 09/15/32(a)		750,000	750,164
10.00%, 09/15/33(a)		750,000	751,194
QXO Building Products, Inc. 6.75%, 04/30/32(a)		345,000	356,240
			4,158,405
Semiconductors	0.4%
Entegris, Inc. 5.95%, 06/15/30(a)		500,000	505,075
Specialty Finance	16.5%
Arbor Realty SR, Inc.,
8.50%, 12/15/28(a)		300,000	295,937
7.88%, 07/15/30(a)		1,990,000	1,873,039
Bread Financial Holdings, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%) 8.38%, 06/15/35(a)(b)		2,895,000	3,022,018
Burford Capital Global Finance LLC,
9.25%, 07/01/31(a)		1,140,000	1,109,938
7.50%, 07/15/33(a)		295,000	250,204
Freedom Mortgage Holdings LLC,
6.88%, 05/01/31(a)		985,000	955,906
5

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
9.13%, 05/15/31(a)		$1,000,000	$1,033,900
8.38%, 04/01/32(a)		145,000	147,493
7.88%, 04/01/33(a)		370,000	360,832
ILFC E-Capital Trust I 6.48%, 12/21/65(a)(b)		2,455,000	2,108,983
ILFC E-Capital Trust II 6.73%, 12/21/65(a)(b)		1,500,000	1,318,522
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.63%, 10/15/31(a)		1,330,000	1,309,211
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 07/15/31(a)		250,000	259,217
OneMain Finance Corp. 7.13%, 09/15/32		1,500,000	1,525,253
Rithm Capital Corp.,
8.00%, 04/01/29(a)		1,000,000	1,004,000
8.00%, 07/15/30(a)		1,250,000	1,246,826
Rocket Cos., Inc.,
6.13%, 08/01/31(a)		140,000	142,985
6.50%, 06/15/34(a)		140,000	143,595
Starwood Property Trust, Inc. 6.13%, 06/01/31(a)		70,000	70,370
Velocity Commercial Capital LLC 9.38%, 02/15/31(a)		1,030,000	1,067,134
Walker & Dunlop, Inc. 6.63%, 04/01/33(a)		295,000	299,700
			19,545,063
Steel	0.8%
TMS International Corp. 6.25%, 04/15/29(a)		1,000,000	1,000,665
Transportation & Logistics	0.3%
Stonepeak Nile Parent LLC 7.25%, 03/15/32(a)		290,000	300,305
Wholesale - Consumer Staples	0.6%
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00%, 02/15/29(a)		645,000	675,219
TOTAL CORPORATE BONDS (Cost $83,100,797)			83,387,934
FOREIGN ISSUER BONDS	3.7%
Automotive	2.2%
Adient Global Holdings Ltd. 7.50%, 02/15/33(a)		1,495,000	1,542,200
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		1,045,000	1,068,122
			2,610,322
Cable & Satellite	0.5%
LCPR Senior Secured Financing DAC 5.13%, 07/15/29(a)		1,000,000	552,402
6

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Chemicals	0.3%
INEOS Finance PLC 7.50%, 04/15/29(a)		$350,000	$340,282
Containers & Packaging	0.2%
Trivium Packaging Finance B.V.,
8.25%, 07/15/30(a)		19,000	20,076
12.25%, 01/15/31(a)		200,000	221,067
			241,143
Telecommunications	0.5%
Total Play Telecomunicaciones S.A. de C.V. 11.13%, 12/31/32(a)		675,000	653,737
TOTAL FOREIGN ISSUER BONDS (Cost $4,656,296)			4,397,886

	Percentage of Net Assets	Shares	Value
INVESTMENT COMPANIES	20.1%
Barrow Hanley Floating Rate Fund†		2,519,033	23,754,210
TOTAL INVESTMENT COMPANIES (Cost $24,722,809)			23,754,210
SHORT-TERM INVESTMENTS	2.4%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(e)		2,825,697	2,825,697
TOTAL SHORT-TERM INVESTMENTS (Cost $2,825,697)			2,825,697
TOTAL INVESTMENTS (Cost $117,579,358)	98.5%		116,615,404
NET OTHER ASSETS (LIABILITIES)	1.5%		1,754,835
NET ASSETS	100.0%		$118,370,239

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $84,004,981 or 71% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2026, and the related index and spread are shown parenthetically for each security.
(c)Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(d)Perpetual bond. Maturity date represents next call date.
(e)7-day current yield as of June 30, 2026 is disclosed.
†Investment in Affiliated Security.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
The following is a summary of the Fund's transactions with affiliates for the year ended June 30, 2026.
Security Description	Value 09/30/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value 06/30/2026	Income Dividends Received	Capital Gains Dividends Received
Barrow Hanley Floating Rate Fund	$21,995,853	$2,396,085	$—	$—	$(637,728)	$23,754,210	$1,396,085	$—
7

BARROW HANLEY FUNDS
BARROW HANLEY CREDIT OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

At June 30, 2026 the Barrow Hanley Credit Opportunities Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
BBB-	2.9%
BB+	2.6
BB	7.8
BB-	19.7
B+	25.0
B	16.7
B-	12.3
CCC+	1.6
CCC	2.2
Cash equivalents	2.4
CC	0.2
N/A	5.1
Total	98.5%
8

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.3%
Brazil	4.2%
B3 S.A. - Brasil Bolsa Balcao(a)		17,820	$50,157
Hypera S.A.(a)		13,323	53,707
Lojas Renner S.A.(a)		17,486	49,996
TIM S.A.(a)		15,200	64,394
			218,254
Canada	0.2%
Parex Resources, Inc.		670	10,105
China	16.7%
Baidu, Inc. - Class A(a)		6,175	86,293
Budweiser Brewing Co. APAC Ltd.(b)		51,242	39,855
China International Capital Corp. Ltd. - Class H(b)		23,868	63,909
China Mengniu Dairy Co. Ltd.		31,875	65,393
China Merchants Bank Co. Ltd. - Class H		8,508	48,730
Great Wall Motor Co. Ltd. - Class H		38,520	43,270
JD.com, Inc. - Class A		6,115	77,384
Li Ning Co. Ltd.		27,592	51,787
NetEase, Inc.		3,800	98,066
Ping An Insurance Group Co. of China Ltd. - Class H		11,933	77,673
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H		77,381	31,277
Sunny Optical Technology Group Co. Ltd.		8,170	63,545
Xinyi Glass Holdings Ltd.		48,980	53,271
ZTO Express Cayman, Inc.		2,787	60,979
			861,432
Hong Kong	3.5%
ASMPT Ltd.		4,744	144,446
Galaxy Entertainment Group Ltd.		9,822	36,844
			181,290
India	3.6%
Axis Bank Ltd.		4,506	64,059
Petronet LNG Ltd.		21,452	63,636
UPL Ltd.		9,856	59,474
			187,169
Indonesia	2.4%
Bank Mandiri Persero Tbk PT		309,230	66,585
Telkom Indonesia Persero Tbk PT		415,851	54,656
			121,241
Malaysia	1.1%
Public Bank Bhd.		49,023	57,710
Mexico	3.7%
Grupo Financiero Banorte S.A.B. de C.V., Series O		6,220	65,649
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A		27,017	59,835
Wal-Mart de Mexico S.A.B. de C.V.		21,146	62,117
			187,601
1

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Philippines	1.0%
BDO Unibank, Inc.		26,998	$52,131
Russia	0.0%
Alrosa PJSC(a)(c)		12,058	—
Moscow Exchange MICEX-RTS PJSC(a)(c)		8,812	—
			—
Saudi Arabia	1.2%
Saudi National Bank (The)		5,950	61,223
South Africa	4.4%
Absa Group Ltd.		3,297	45,876
Bidvest Group Ltd.		4,002	58,508
Gold Fields Ltd.		2,049	68,919
Naspers Ltd.		1,103	55,259
			228,562
South Korea	25.5%
Amorepacific Corp.		998	68,088
Hyundai Marine & Fire Insurance Co. Ltd.(a)		4,054	91,191
Hyundai Motor Co.		394	125,882
Korea Electric Power Corp.		3,381	80,744
LG Electronics, Inc.		694	90,933
NAVER Corp.		443	56,901
Samsung Electro-Mechanics Co. Ltd.		176	248,102
SK hynix, Inc.		132	225,779
SK Square Co. Ltd.(a)		84	92,008
SK, Inc.		435	234,164
			1,313,792
Taiwan	17.7%
Bizlink Holding, Inc.		2,495	149,983
Chailease Holding Co. Ltd.		36,000	132,783
Globalwafers Co. Ltd.		3,913	123,446
Hiwin Technologies Corp.		6,879	70,180
Largan Precision Co. Ltd.		814	109,618
MediaTek, Inc.		1,520	202,546
Pegatron Corp.		48,000	126,266
			914,822
Thailand	6.0%
CP ALL PCL - REG		38,100	53,617
Kasikornbank PCL - REG		9,503	62,361
PTT Oil & Retail Business PCL - REG		106,650	40,130
PTT PCL - REG		43,100	46,057
Siam Cement (The) PCL - REG		7,735	56,812
Srisawad Corp. PCL - REG		72,056	50,104
			309,081
2

BARROW HANLEY FUNDS
BARROW HANLEY EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Arab Emirates	2.2%
Adnoc Gas PLC		60,694	$56,847
First Abu Dhabi Bank PJSC		12,521	57,955
			114,802
United Kingdom	0.9%
Investec PLC		6,019	47,943
TOTAL COMMON STOCKS (Cost $3,839,195)			4,867,158
PREFERRED STOCKS	1.1%
Brazil	1.1%
Banco Bradesco S.A.(a)		16,032	56,211
TOTAL PREFERRED STOCKS (Cost $48,384)			56,211
SHORT-TERM INVESTMENTS	5.4%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(d)		275,441	275,441
TOTAL SHORT-TERM INVESTMENTS (Cost $275,441)			275,441
TOTAL INVESTMENTS (Cost $4,163,020)	100.8%		5,198,810
NET OTHER ASSETS (LIABILITIES)	(0.8%)		(38,993)
NET ASSETS	100.0%		$5,159,817

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $103,764 or 2% of net assets.

(c)Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.
(d)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
REG – Registered
At June 30, 2026 the industry sectors (excluding short-term investments) for the Barrow Hanley Emerging Markets Value Fund were:
Sector Allocation	% of Net Assets
Information Technology	24.0%
Financials	22.4
Industrials	13.9
Consumer Discretionary	11.1
Communication Services	7.0
Consumer Staples	6.8
Materials	3.6
Energy	3.4
Health Care	1.6
Utilities	1.6
Total	95.4%
3

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	3.7%
Other Asset-Backed Securities	3.7%
CTM CLO Ltd., Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.65%) 9.33%, 10/20/38(a)(b)		$500,000	$501,865
Eldridge CLO Ltd., Series 2025-1A - Class E (Floating, 3M CME Term SOFR + 5.30%) 8.98%, 10/20/38(a)(b)		325,000	323,585
Empower CLO Ltd., Series 2023-2A - Class ER (Floating, 3M CME Term SOFR + 5.60%) 9.27%, 10/15/38(a)(b)		1,000,000	961,300
Garnet CLO Ltd., Series 2025-1A - Class E (Floating, 3M CME Term SOFR + 6.25%) 9.93%, 07/20/37(a)(b)		1,000,000	1,002,684
Katayma CLO II Ltd., Series 2024-2A - Class E (Floating, 3M CME Term SOFR + 7.33%, 7.33% Floor) 11.01%, 04/20/37(a)(b)		500,000	502,651
Market Street CLO Ltd. II, Series 2025-2A - Class E (Floating, 3M CME Term SOFR + 5.85%) 9.53%, 03/20/38(a)(b)		450,000	451,926
			3,744,011
TOTAL ASSET-BACKED SECURITIES (Cost $3,770,411)			3,744,011
BANK LOAN OBLIGATIONS(b)	85.4%
Advertising & Marketing	1.6%
Magnite, Inc., Amendment No. 2 Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.64%, 02/06/31		1,596,674	1,590,192
Aerospace & Defense	1.6%
Karman Holdings, Inc., Third Amendment Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.48%, 04/01/32		829,462	832,059
Peraton Corp., Term B Loan (Floating, CME Term SOFR USD 3M + 3.75%, 0.75% Floor) 7.51%, 02/01/28		915,713	824,141
			1,656,200
Asset Management	1.4%
Nexus Buyer LLC, Amendment No. 10 Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.64%, 07/31/31		248,125	239,575
Nexus Buyer LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.14%, 07/31/31		1,271,287	1,223,041
			1,462,616

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Automotive	1.6%
Adient U.S. LLC, Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.00%) 5.64%, 01/31/31		$600,339	$598,670
Clarios Global L.P., 2026 Refinancing Dollar Term Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.14%, 01/28/32		995,000	995,000
			1,593,670
Banking	0.6%
Nouryon Finance B.V., 2026 Dollar Term Loan 07/08/31(c)		103,000	103,150
Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan (Floating, CME Term SOFR USD 6M + 3.25%) 6.94%, 04/03/28		478,330	477,933
			581,083
Basic Industry	2.8%
Bond German BidCo 2 GmbH, Initial Term B-1 Loan 06/29/33(c)		272,000	272,748
Koppers, Inc., Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.15%, 04/10/30		2,144,704	2,147,385
Ranpak Corp., Initial Dutch Borrower Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.14%, 12/19/31		154,298	153,382
Ranpak Corp., Initial U.S. Borrower Term Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.14%, 12/19/31		241,092	239,660
			2,813,175
Beverage, Food & Tobacco	0.0%
Del Monte Foods Corp. II, Inc., First Out Term Loan (Floating, CME Term SOFR USD 1M + 8.00%, 0.50% Floor) 11.72%, 08/02/28(d)**		124,511	—
Del Monte Foods Corp. II, Inc., Second Out Term Loans,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 7.97%, 08/02/28(d)**		91,209	—
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 7.99%, 08/02/28(d)**		14,803	—
Del Monte Foods Corp. II, Inc., Third Out Term Loan (Floating, CME Term SOFR USD 1M + 4.75%, 0.50% Floor) 8.49%, 08/02/28(d)**		244,090	—
			—
Beverages	0.2%
Primo Brands Corp., 2026 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 6.48%, 03/31/31		193,415	194,228

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Brokerage Assetmanagers Exchanges	0.9%
DRW Holdings LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.14%, 06/26/31		$145,576	$139,328
Jefferies Finance LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.39%, 10/21/31		774,700	772,825
			912,153
Buildings & Real Estate	1.1%
Crown Subsea Communications Holding, Inc., 2026 Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.75% Floor) 6.64%, 01/30/31		643,500	645,109
KREF Holdings X LLC, 2025 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.14%, 03/05/32		498,741	478,541
			1,123,650
Cable & Satellite	0.5%
CSC Holdings LLC, September 2019 Initial Term Loan (Floating, PRIME USD 3M + 1.50%, 1.00% Floor) 8.25%, 04/15/27		761,568	533,098
Capital Goods	2.3%
Form Technologies LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.75%, 0.50% Floor) 9.42%, 07/19/30		235,481	225,327
Global IID Parent LLC, 2025 Refinancing Term B Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 8.01%, 12/16/28		1,513,298	1,505,731
Knife River Corp., 2026 Tranche B Term Loan (Floating, CME Term SOFR USD 3M + 1.75%) 5.40%, 03/08/32		339,150	339,364
MSOF Beacon LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 2.50%) 6.17%, 12/23/32		236,706	237,002
			2,307,424
Cargo Transport	0.4%
Kenan Advantage Group (The), Inc., U.S. Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.89%, 01/25/29		372,323	372,632
Chemicals	5.1%
Chemours (The) Co., Tranche B-4 US$ Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.14%, 10/15/32		1,856,670	1,850,877
Mativ Holdings, Inc., New Term B Loan (Floating, CME Term SOFR USD 1M + 4.50%) 8.14%, 04/04/33		1,859,339	1,859,339
Tronox Finance LLC, 2024-B Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%) 6.14%, 09/30/31		649,806	527,272

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
(Floating, CME Term SOFR USD 3M + 2.50%) 6.23%, 09/30/31		$836,366	$678,652
W. R. Grace Holdings LLC, Term B-1 Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.73%, 08/19/32		245,147	244,126
			5,160,266
Chemicals, Plastics & Rubber	1.3%
Ineos U.S. Finance LLC, 2030 Dollar Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.89%, 02/19/30		496,212	456,019
Wilsonart LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%) 7.98%, 08/05/31		997,238	899,009
			1,355,028
Commercial Support Services	2.5%
BIFM CA Buyer, Inc., 2025 Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 6.89%, 05/31/28		1,064,095	1,066,755
First Advantage Holdings LLC, Term B-3 Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.48%, 10/31/31		482,473	475,665
Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan 11/19/31(b)(e)		36,161	35,654
Raven Acquisition Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.64%, 11/19/31		499,930	492,917
VM Consolidated, Inc., Initial Term Loan 10/15/32(c)		500,000	453,750
			2,524,741
Consumer Non-Cyclical	2.0%
B&G Foods, Inc., Term B-5 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.14%, 10/10/29		990,862	973,731
C&S Wholesale Grocers LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.00%) 8.73%, 09/20/30		406,925	390,139
HAH Group Holding Co. LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 5.00%) 8.64%, 09/24/31		744,333	656,367
			2,020,237
Consumer Services	0.8%
ASP Dream Acquisition Co. LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.75% Floor) 7.99%, 12/15/28		892,534	834,520
Containers & Packaging	2.8%
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 6.89%, 04/01/32		1,088,119	1,044,366

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Five Star Lower Holding LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 7.91%, 05/05/29		$380,187	$373,218
Mauser Packaging Solutions Holding Co., 2025 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.12%, 04/15/30		977,312	962,652
ProAmpac PG Borrower LLC, Initial USD Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%) 7.66%, 03/07/33		353,866	347,359
(Floating, CME Term SOFR USD 3M + 4.00%) 7.67%, 03/07/33		146,134	143,446
			2,871,041
Containers, Packaging & Glass	0.8%
Pregis TopCo LLC, Tenth Amendment Term Loan (Floating, CME Term SOFR USD 1M + 3.75%) 7.39%, 02/01/29		863,899	865,903
Diversified/Conglomerate Manufacturing	2.1%
VT Topco, Inc., Second Amendment Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 6.64%, 08/09/30		1,294,761	1,268,464
WireCo WorldGroup, Inc., 2023 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 7.41%, 11/13/28		927,554	924,391
			2,192,855
Diversified/Conglomerate Service	6.9%
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.89%, 08/20/32		406,925	406,872
Camelot U.S. Acquisition LLC, Amendment No. 6 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.39%, 01/31/31		1,203,700	1,105,394
DXP Enterprises, Inc., 2025 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 1.00% Floor) 6.89%, 10/11/30		886,282	889,233
Edelman Financial Center (The) LLC, 2026 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.64%, 12/01/31		850,000	851,725
Emerald X, Inc., 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.89%, 01/30/32		385,184	385,612
Heartland Dental LLC, 2025 Replacement Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.14%, 08/25/32		1,226,369	1,226,602

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
National Mentor Holdings, Inc., 2025 Refinancing Term B Loan (Floating, CME Term SOFR USD 1M + 6.00%) 9.64%, 12/12/30		$1,736,963	$1,747,176
Tempo Acquisition LLC, Seventh Incremental Term Loan (Floating, CME Term SOFR USD 1M + 1.75%, 0.50% Floor) 5.39%, 08/31/28		477,553	403,533
			7,016,147
Electric	2.3%
MH Sub I LLC, 2023 May Incremental Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 7.89%, 05/03/28		1,489,542	1,446,092
MH Sub I LLC, 2024 December New Term Loan (Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor) 7.89%, 12/31/31		1,008,303	871,174
			2,317,266
Electric Utilities	0.8%
Compass Power Generation LLC, Tranche B-5 Term Loan,
04/14/29(c)		2,019	2,017
(Floating, CME Term SOFR USD 1M + 2.50%, 1.00% Floor) 6.15%, 04/14/29		805,372	804,956
			806,973
Electrical Equipment	0.0%(f)
TK Elevator Midco GmbH, Facility B (Floating, CME Term SOFR USD 6M + 2.75%, 0.50% Floor) 6.38%, 04/30/30		754	756
Electronics	0.1%
Project Boost Purchaser LLC, 2025-2 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.48%, 07/16/31		82,170	79,882
Finance	0.7%
Aretec Group, Inc., Term B-4 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.64%, 08/09/30		768,733	766,550
MSP Recovery Law Firm, Tranche 1 Loan 8.10%, 06/16/27**		872,361	—
			766,550
Finance Companies	0.5%
LendingTree, Inc., Initial Term B Loan (Floating, CME Term SOFR USD 1M + 4.25%) 7.89%, 08/21/30		496,250	486,201
Food	1.2%
Chefs' Warehouse (The), Inc., 2022 Term Loan (Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.14%, 08/23/29		322,254	322,924
Fiesta Purchaser, Inc., Second Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.39%, 02/12/31		497,488	487,453

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Golden State Foods LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.23%, 12/04/31		$232,423	$232,521
High Liner Foods, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 6.92%, 07/31/31		119,063	119,163
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 6.98%, 07/31/31		36,173	36,203
			1,198,264
Health Care Facilities & Services	5.0%
Agiliti Health, Inc., Term Loan (Floating, CME Term SOFR USD 6M + 3.00%) 6.58%, 05/01/30		1,390,188	1,339,209
Charlotte Buyer, Inc., Third Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 4.50%, 0.50% Floor) 8.15%, 06/30/31		769,398	768,021
Dermatology Intermediate Holdings III, Inc., Closing Date Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor) 7.91%, 03/30/29		632,062	613,328
Dermatology Intermediate Holdings III, Inc., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.50%, 0.50% Floor) 9.16%, 03/30/29		791,775	768,679
Sharp Services LLC, Tranche E Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 6.73%, 09/29/32		572,255	573,445
Summit Behavioral Healthcare LLC, First Out Term Loan (Floating, CME Term SOFR USD 3M + 5.75%, 0.75% Floor) 9.48%, 12/31/29		153,867	153,722
Summit Behavioral Healthcare LLC, Second Out Term Loan (Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor) 7.98%, 12/31/29		1,459,908	792,730
U.S. Fertility Enterprises LLC, Delayed Draw Term Loan 12/30/32(c)		3,288	3,293
U.S. Fertility Enterprises LLC, Initial Term Loan 12/30/32(c)		64,460	64,554
			5,076,981
Healthcare & Pharmaceuticals	0.8%
Hologic, Inc., USD Initial Term B Loan (Floating, CME Term SOFR USD 3M + 2.25%) 5.99%, 04/07/33		351,200	343,372
MED ParentCo L.P., Eleventh Amendment Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.64%, 04/15/31		429,103	429,283
			772,655
Healthcare, Education & Childcare	0.7%
Zest Acquisition Corp., Term B-1 Loan (Floating, CME Term SOFR USD 3M + 5.25%) 8.92%, 02/08/28		733,132	714,803

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Home & Office Products	0.9%
Osmosis Buyer Ltd., 2026 Refinancing Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.50%, 0.50% Floor) 6.12%, 07/31/28		$311,912	$311,494
(Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor) 6.16%, 07/31/28		313,480	313,060
Osmosis Buyer Ltd., Initial Term B USD Loan 07/02/33(c)		340,000	339,619
			964,173
Home Construction	1.0%
Chariot Buyer LLC, Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.64%, 09/08/32		908,210	908,001
TAMKO Building Products LLC, 2026 Incremental Term Loan Facility,
(Floating, CME Term SOFR USD 1M + 3.00%) 6.64%, 09/20/30		67,836	67,751
(Floating, CME Term SOFR USD 3M + 3.00%) 6.73%, 09/20/30		68,164	68,079
			1,043,831
Household Products	1.0%
KDC/ONE Development Corp., Inc., Dollar Tranche Term Loan (Floating, CME Term SOFR USD 1M + 3.50%) 7.14%, 08/15/28		498,750	497,783
Lavender Dutch BorrowerCo B.V., Facility B (Floating, CME Term SOFR USD 3M + 3.25%) 6.98%, 12/30/32		497,500	491,903
			989,686
Industrial Intermediate Products	0.8%
DS Parent, Inc., Term Loan B (Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor) 9.23%, 01/31/31		980,000	787,146
Insurance	6.8%
Acrisure LLC, 2024 Repricing Term B-6 Loan (Floating, CME Term SOFR USD 1M + 3.00%) 6.64%, 11/06/30		617,471	557,268
Acrisure LLC, 2025 Term B Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.89%, 06/21/32		1,363,255	1,228,293
Asurion LLC, New Term B-14 Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 7.41%, 02/23/33		1,179,045	1,112,724
Baldwin Insurance Group Holdings (The) LLC, Refinancing Term B-2 Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.13%, 05/27/31		236,107	230,944
Bella Holding Co. LLC, 2026 Term Loan 06/16/33(c)		869,373	860,679
Broadstreet Partners Group LLC, 2025 Tranche B Term Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.14%, 06/13/31		255,746	246,424

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CRC Insurance Group LLC, Amendment No. 1 Replacement Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.48%, 05/06/31		$1,000,000	$975,250
Lockton, Inc., Term B Loan (Floating, CME Term SOFR USD 3M + 2.00%) 5.66%, 05/09/33		125,000	124,531
OneDigital Borrower LLC, 2025 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor) 6.64%, 07/02/31		669,372	647,450
OneDigital Borrower LLC, Initial Loan (Floating, CME Term SOFR USD 1M + 5.25%, 0.50% Floor) 8.89%, 07/02/32		810,000	780,297
Trucordia Insurance Holdings LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.98%, 06/17/32		221,727	197,337
			6,961,197
Leisure Facilities & Services	0.4%
Oravel Stays Ltd., Initial Term Loan (Floating, CME Term SOFR USD 3M + 8.00%, 1.00% Floor) 11.73%, 01/08/30		229,752	236,789
Scientific Games Holdings L.P., 2024 Refinancing Dollar Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.67%, 04/04/29		190,649	187,789
			424,578
Machinery	2.7%
Alliance Laundry Systems LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.25%) 5.89%, 08/19/31		164,675	164,656
(Floating, CME Term SOFR USD 3M + 2.25%) 5.91%, 08/19/31		449,783	449,734
Engineered Machinery Holdings, Inc., 2025 USD Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.98%, 11/26/32		631,803	634,583
Engineered Machinery Holdings, Inc., Incremental Amendment No. 3 Term Loan (Floating, CME Term SOFR USD 3M + 6.00%, 0.75% Floor) 9.99%, 05/21/29		395,000	394,755
Indicor LLC, Tranche E Dollar Term Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.14%, 11/22/29		768,501	767,579
Pro Mach Group, Inc., Amendment No. 8 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.14%, 10/15/32		394,023	394,121
			2,805,428
Other Financial	1.1%
Emma Buyer LLC, Closing Date Term B Loan 07/14/33(c)		146,340	145,791
Emma Buyer LLC, Delayed Draw Term B Loan 07/14/33(c)		19,129	19,058

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Emma Buyer LLC, Questex Delayed Draw Term B Loan 07/14/33(c)		$38,259	$38,115
Franklin Square Holdings L.P., Term B Loan (Floating, CME Term SOFR USD 1M + 2.25%) 5.89%, 04/25/31		994,924	916,574
			1,119,538
Other Industrial	0.1%
VSE Corp., Term Loan (Floating, CME Term SOFR USD 1M + 2.00%) 5.61%, 05/05/33		67,900	67,883
Real Estate Investment Trusts	0.4%
OEG Borrower LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.50%) 7.17%, 06/30/31		397,913	399,094
Real Estate Owners & Developers	0.1%
Greystar Real Estate Partners LLC, Term B-4 Loan (Floating, CME Term SOFR USD 3M + 2.25%, 0.50% Floor) 5.92%, 08/21/30		157,605	157,408
Retail	0.9%
United Natural Foods, Inc., 2026 Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.64%, 05/01/31		900,839	907,596
Retail - Discretionary	2.2%
Gulfside Supply, Inc., Initial Term Loan,
06/17/31(c)		67,900	56,994
(Floating, CME Term SOFR USD 3M + 3.00%) 6.73%, 06/17/31		150,000	125,907
Michaels (The) Cos., Inc., Term B Loan (Floating, CME Term SOFR USD 3M + 5.00%) 8.73%, 03/15/33		696,459	692,280
Petco Health and Wellness Co., Inc., 2026 Term Loan (Floating, CME Term SOFR USD 3M + 4.25%) 7.98%, 02/03/31		997,500	984,613
PetSmart LLC, Initial Term Loan (Floating, CME Term SOFR USD 1M + 4.00%) 7.65%, 08/18/32		380,810	380,018
			2,239,812
Retail Stores	4.7%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan (Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor) 6.89%, 12/11/30		1,526,360	1,504,427
Dave & Buster's, Inc., 2024 Incremental Term B Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.94%, 11/01/31		1,004,700	811,576
Dave & Buster's, Inc., 2024 Refinancing Term B Loan (Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor) 6.94%, 06/29/29		1,065,639	935,098

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
TruGreen L.P., Second Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor) 7.77%, 11/02/27		$498,681	$476,240
Upbound Group, Inc., 2025 Term Loan (Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor) 6.43%, 08/13/32		1,120,201	1,120,672
			4,848,013
Software	4.6%
Adeia, Inc., Initial Term B Loan (Floating, CME Term SOFR USD 1M + 2.50%) 6.14%, 06/08/28		363,781	362,872
Central Parent LLC, 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.98%, 07/06/29		1,021,016	516,379
Coreweave Financing DDTL V LLC, Delayed Draw Loan,
11/15/31(c)(e)		29,711	30,299
(Floating, SOFR USD 1M + 4.50%) 8.12%, 11/15/31		4,289	4,374
Cotiviti, Inc., Amendment No. 2 Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.37%, 03/26/32		722,393	654,668
Cotiviti, Inc., Initial Floating Rate Term Loan (Floating, CME Term SOFR USD 1M + 2.75%) 6.37%, 05/01/31		620,574	566,665
Dayforce Bidco LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 6.66%, 02/04/33		259,000	235,330
Icon Parent I, Inc., 2025 Term Loan (Floating, CME Term SOFR USD 3M + 2.75%) 6.45%, 11/13/31		232,149	216,711
Proofpoint, Inc., 2025-B Incremental Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.50% Floor) 6.73%, 08/31/28		1,250,350	1,205,025
Storable, Inc., Initial Term Loan (Floating, CME Term SOFR USD 1M + 3.25%) 6.89%, 04/16/31		413,114	367,328
UKG, Inc., 2024 Refinancing Term Loan (Floating, CME Term SOFR USD 3M + 2.25%) 5.91%, 02/10/31		565,053	531,020
			4,690,671
Specialty Finance	1.8%
Greystone Select Financial LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 5.00%) 8.93%, 06/16/28		1,304,164	1,291,122
Xplor T1 LLC, Second Amendment Term Loan (Floating, CME Term SOFR USD 3M + 3.25%) 6.91%, 12/01/32		588,850	537,326
			1,828,448

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Steel	1.1%
TMS International Corp., Term B-7 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 7.14%, 03/04/30		$418,452	$418,716
(Floating, CME Term SOFR USD 3M + 3.50%, 0.50% Floor) 7.16%, 03/04/30		709,559	710,006
			1,128,722
Technology	1.4%
Disco Parent, Inc., Term Loan (Floating, CME Term SOFR USD 3M + 3.00%) 6.67%, 08/06/32		340,703	332,185
Imprivata, Inc., 2026 Extended Term Loan 11/30/29(c)		137,000	136,830
Priority Holdings LLC, 2025-1 Refinancing Term Loan (Floating, CME Term SOFR USD 1M + 3.75%, 0.50% Floor) 7.39%, 08/02/32		163,594	160,650
Quartz AcquireCo LLC, Term B-2 Loan (Floating, CME Term SOFR USD 3M + 2.25%) 5.98%, 06/28/30		99,488	82,874
Shift4 Payments LLC, Amendment No. 3 Refinancing Term Loan 07/03/32(c)		136,000	134,640
Tegra118 Wealth Solutions, Inc., Initial Term Loan (Floating, CME Term SOFR USD 3M + 4.00%) 7.67%, 01/27/33		500,000	500,250
Tuple Debtco Ltd., Facility B1 (Floating, CME Term SOFR USD 6M + 3.75%) 7.38%, 01/28/33		70,025	66,523
			1,413,952
Technology Hardware	0.1%
Ingram Micro, Inc., Additional Term B-2 Loan (Floating, CME Term SOFR USD 3M + 2.25%, 0.50% Floor) 5.93%, 09/22/31		118,411	118,559
Telecommunications	1.4%
Eagle Broadband Investments LLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.00%, 0.75% Floor) 6.99%, 11/12/27		609,246	461,504
Imagine Learning LLC, 2024 Term Loan (Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor) 7.14%, 12/21/29		781,079	732,262
WideOpenWest Finance LLC, First Out New Money Term Loan (Floating, CME Term SOFR USD 3M + 7.00%, 1.50% Floor) 10.93%, 12/11/28		246,382	248,949
			1,442,715

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Transportation & Logistics	0.5%
Stonepeak Nile Parent LLC, Amendment No. 3 Incremental Term Loan (Floating, CME Term SOFR USD 3M + 2.00%) 5.66%, 04/09/32		$355,192	$354,084
VistaJet Malta Finance PLC, Initial Term Loan (Floating, CME Term SOFR USD 3M + 3.75%) 7.44%, 04/01/31		147,539	148,019
			502,103
TOTAL BANK LOAN OBLIGATIONS (Cost $91,104,045)			87,041,743
CORPORATE BONDS	8.3%
Automotive	1.0%
Tenneco, Inc. 8.00%, 11/17/28(a)		1,000,000	1,006,254
Cable & Satellite	0.9%
CSC Holdings LLC 4.13%, 12/01/30(a)		1,580,000	938,843
Chemicals	2.0%
Chemours (The) Co.,
4.63%, 11/15/29(a)		1,185,000	1,131,058
8.00%, 01/15/33(a)		365,000	369,663
Mativ Holdings, Inc. 8.00%, 10/01/29(a)		500,000	496,352
			1,997,073
Commercial Support Services	0.4%
Clarivate Science Holdings Corp. 4.88%, 07/01/29(a)		500,000	447,454
Health Care Facilities & Services	0.9%
HAH Group Holding Co. LLC 9.75%, 10/01/31(a)		1,000,000	895,285
Oil & Gas Supply Chain	0.5%
ITT Holdings LLC 6.50%, 08/01/29(a)		500,000	494,140
Specialty Finance	2.5%
Arbor Realty SR, Inc. 7.88%, 07/15/30(a)		500,000	470,613
ILFC E-Capital Trust I 6.48%, 12/21/65(a)(b)		1,343,000	1,153,713
ILFC E-Capital Trust II 6.73%, 12/21/65(a)(b)		1,102,000	968,674
			2,593,000
Steel	0.1%
TMS International Corp. 6.25%, 04/15/29(a)		115,000	115,076
TOTAL CORPORATE BONDS (Cost $8,726,336)			8,487,125

BARROW HANLEY FUNDS
BARROW HANLEY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	1.4%
Automotive	1.4%
Adient Global Holdings Ltd. 7.50%, 02/15/33(a)		$750,000	$773,679
Aptiv Swiss Holdings Ltd. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.39%) 6.88%, 12/15/54(b)		625,000	638,829
			1,412,508
TOTAL FOREIGN ISSUER BONDS (Cost $1,359,642)			1,412,508

	Percentage of Net Assets	Shares	Value
WARRANTS	0.0%
Manufacturing	0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 08/30/30, Strike Price USD 0.00)(g)**		2,554	—
TOTAL WARRANTS (Cost $—)			—
SHORT-TERM INVESTMENTS	3.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(h)		3,577,976	3,577,976
TOTAL SHORT-TERM INVESTMENTS (Cost $3,577,976)			3,577,976
TOTAL INVESTMENTS (Cost $108,538,410)	102.3%		104,263,363
NET OTHER ASSETS (LIABILITIES)	(2.3%)		(2,342,657)
NET ASSETS	100.0%		$101,920,706

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $13,004,815 or 13% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2026, and the related index and spread are shown parenthetically for each security.
(c)Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date.
(d)Issuer has defaulted on terms of debt obligation.
(e)Unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(f)Amount rounds to less than 0.05%.
(g)Non-income producing security.
(h)7-day current yield as of June 30, 2026 is disclosed.
**Security valued pursuant to Level 3 unobservable inputs.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.0%
Australia	3.0%
ANZ Group Holdings Ltd.		9,976	$244,159
Northern Star Resources Ltd.		13,281	174,247
			418,406
Canada	4.1%
Bank of Nova Scotia (The)		2,914	253,276
Barrick Mining Corp.		3,676	135,169
Suncor Energy, Inc.		3,613	194,375
			582,820
Denmark	3.4%
Carlsberg A.S. - Class B		2,395	313,688
Vestas Wind Systems A/S		6,051	170,754
			484,442
Finland	5.8%
Fortum OYJ		9,274	215,002
Nokia OYJ		15,681	207,032
Nordea Bank Abp		11,749	222,845
Stora Enso OYJ - REG		16,470	175,503
			820,382
France	5.1%
BNP Paribas S.A.		2,653	309,619
SCOR S.E.		7,074	256,546
Thales S.A.		580	148,977
			715,142
Germany	6.3%
Aumovio S.E.(a)		5,007	205,956
Continental A.G.		2,463	203,074
Fraport A.G. Frankfurt Airport Services Worldwide		1,943	161,732
Infineon Technologies A.G.		2,182	203,616
KION Group A.G.		2,551	113,006
			887,384
Hong Kong	1.4%
AIA Group Ltd.		20,809	189,574
Indonesia	1.4%
Bank Mandiri Persero Tbk PT		915,797	197,193
Italy	6.5%
Azimut Holding S.p.A.		5,567	225,683
Enel S.p.A.		16,808	193,085
Saipem S.p.A.		47,248	238,022
Snam S.p.A.		36,266	261,720
			918,510
Japan	17.3%
Komatsu Ltd.		4,015	155,123
MINEBEA MITSUMI, Inc.		11,044	323,043
1

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
MISUMI Group, Inc.		15,189	$373,104
Murata Manufacturing Co. Ltd.		4,761	333,661
Nabtesco Corp.		8,120	256,742
Olympus Corp.		18,994	198,474
Omron Corp.		7,877	280,984
Seven & i Holdings Co. Ltd.		5,900	71,013
TOTO Ltd.		8,425	446,186
			2,438,330
Jersey	1.8%
Amcor PLC		5,916	256,459
Mexico	1.6%
Grupo Financiero Banorte S.A.B. de C.V., Series O		21,439	226,276
Netherlands	6.0%
ABN AMRO Bank N.V. - C.V.A.		5,571	236,667
Akzo Nobel N.V.		3,486	236,357
CNH Industrial N.V.		17,999	202,129
Signify N.V.(b)		8,793	167,682
			842,835
Norway	3.0%
Aker BP ASA		6,989	214,079
Equinor ASA		6,774	214,543
			428,622
South Korea	1.8%
SK hynix, Inc.		147	251,436
Spain	1.5%
Enagas S.A.		10,749	208,299
Sweden	3.7%
Boliden AB		4,535	255,740
Elekta AB - Class B		23,491	119,728
Getinge AB - Class B		7,013	143,278
			518,746
Switzerland	2.4%
Julius Baer Group Ltd.		3,929	339,411
United Kingdom	17.9%
Barclays PLC		42,287	284,160
Centrica PLC		83,409	189,025
Chemring Group PLC		18,151	123,271
CK Hutchison Holdings Ltd.		23,006	194,336
Legal & General Group PLC		68,513	259,914
London Stock Exchange Group PLC		1,619	175,281
LondonMetric Property PLC		66,968	167,266
M&G PLC		49,990	222,932
QinetiQ Group PLC		22,265	124,749
Sensata Technologies Holding PLC		7,393	352,942
2

BARROW HANLEY FUNDS
BARROW HANLEY INTERNATIONAL VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
St. James's Place PLC		11,435	$183,760
Standard Chartered PLC		9,182	248,583
			2,526,219
TOTAL COMMON STOCKS (Cost $9,386,429)			13,250,486
PREFERRED STOCKS	1.4%
Germany	1.4%
Dr Ing hc F Porsche A.G., 2.33%(c)		3,933	195,527
TOTAL PREFERRED STOCKS (Cost $260,428)			195,527
SHORT-TERM INVESTMENTS	2.2%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(d)		311,881	311,881
TOTAL SHORT-TERM INVESTMENTS (Cost $311,881)			311,881
TOTAL INVESTMENTS (Cost $9,958,738)	97.6%		13,757,894
NET OTHER ASSETS (LIABILITIES)	2.4%		333,901
NET ASSETS	100.0%		$14,091,795

(a)Non-income producing security.
(b)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $167,682 or 1% of net assets.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
REG – Registered
At June 30, 2026 the industry sectors (excluding short-term investments) for the Barrow Hanley International Value Fund were:
Sector Allocation	% of Net Assets
Financials	28.9%
Industrials	23.6
Information Technology	9.1
Materials	8.7
Utilities	7.5
Energy	6.1
Consumer Discretionary	4.3
Health Care	3.3
Consumer Staples	2.7
Real Estate	1.2
Total	95.4%
3

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	6.1%
Automotive	5.6%
AmeriCredit Automobile Receivables Trust, Series 2025-1 - Class A3 4.12%, 05/20/30(a)		$630,000	$627,126
BMW Vehicle Lease Trust, Series 2026-1 - Class A3 4.15%, 05/25/29		785,000	781,526
Ford Credit Auto Lease Trust, Series 2025-B - Class A3 4.23%, 12/15/28		1,025,000	1,023,881
Ford Credit Auto Owner Trust, Series 2021-2 - Class A 1.53%, 05/15/34(a)		205,000	202,995
Ford Credit Auto Owner Trust, Series 2023-A - Class A3 4.65%, 02/15/28		38,900	38,944
GM Financial Automobile Leasing Trust, Series 2025-1 - Class A3 4.66%, 02/21/28		865,000	866,606
GM Financial Automobile Leasing Trust, Series 2026-2 - Class A3 4.30%, 03/20/29		580,000	579,162
GM Financial Consumer Automobile Receivables Trust, Series 2025-1 - Class A3 4.62%, 12/17/29		710,000	711,829
GM Financial Revolving Receivables Trust, Series 2021-1 - Class A 1.17%, 06/12/34(a)		155,000	154,149
Honda Auto Receivables Owner Trust, Series 2025-1 - Class A3 4.57%, 09/21/29		705,000	706,952
Mercedes-Benz Auto Lease Trust, Series 2024-B - Class A3 4.23%, 02/15/28		333,076	333,077
Porsche Financial Auto Securitization Trust, Series 2024-1 - Class A3 4.44%, 01/22/30(a)		899,361	900,155
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA - Class A2 4.63%, 07/20/27(a)		226,433	226,687
Toyota Auto Loan Extended Note Trust, Series 2023-1A - Class A 4.93%, 06/25/36(a)		100,000	100,805
Volkswagen Auto Lease Trust, Series 2025-B - Class A3 4.01%, 01/22/29		910,000	906,926
Volkswagen Auto Lease Trust, Series 2026-A - Class A3 4.17%, 03/20/29		1,250,000	1,244,667
World Omni Automobile Lease Securitization Trust, Series 2025-A - Class A3 4.42%, 04/17/28		495,000	495,241
			9,900,728
Other Asset-Backed Securities	0.5%
CNH Equipment Trust, Series 2023-A - Class A3 4.81%, 08/15/28		81,314	81,488
Compass Datacenters Issuer III LLC, Series 2025-1A - Class A2 5.66%, 02/25/50(a)		590,000	590,718
Taco Bell Funding LLC, Series 2021-1A - Class A2II 2.29%, 08/25/51(a)		176,850	164,757
			836,963
TOTAL ASSET-BACKED SECURITIES (Cost $10,743,434)			10,737,691
1

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	28.6%
Banking	1.9%
PNC Financial Services Group (The), Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%) 5.42%, 01/25/41(b)		$1,625,000	$1,596,468
US Bancorp (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.25%) 5.72%, 05/20/41(b)		1,710,000	1,715,464
			3,311,932
Biotechnology & Pharmaceuticals	2.2%
Bayer U.S. Finance II LLC,
4.65%, 11/15/43(a)		905,000	744,591
3.95%, 04/15/45(a)		1,610,000	1,210,998
4.70%, 07/15/64(a)		360,000	280,971
Bayer U.S. Finance LLC,
6.13%, 11/21/26(a)		585,000	588,010
6.88%, 11/21/53(a)		930,000	1,019,814
			3,844,384
Cable & Satellite	0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.48%, 10/23/45		390,000	357,527
5.75%, 04/01/48		595,000	500,831
3.85%, 04/01/61		615,000	361,163
3.95%, 06/30/62		715,000	422,787
			1,642,308
Communications	1.8%
Cox Communications, Inc.,
6.95%, 06/01/38(a)		830,000	818,292
5.80%, 12/15/53(a)		930,000	784,618
5.95%, 09/01/54(a)		1,785,000	1,539,501
			3,142,411
Electric Utilities	9.0%
Appalachian Power Co. 4.50%, 03/01/49		1,550,000	1,276,030
Arizona Public Service Co. 2.65%, 09/15/50		90,000	54,083
Baltimore Gas and Electric Co. 5.15%, 06/01/33		1,020,000	1,028,690
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.39%) 6.88%, 02/01/55(b)		820,000	847,315
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%) 6.63%, 05/15/55(b)		1,200,000	1,237,606
Duke Energy Carolinas LLC,
5.25%, 03/15/35		445,000	451,216
6.00%, 01/15/38		125,000	132,432
2

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
6.05%, 04/15/38		$355,000	$378,138
3.20%, 08/15/49		305,000	206,557
Duke Energy Progress LLC,
4.15%, 12/01/44		465,000	382,845
4.20%, 08/15/45		225,000	185,538
Duke Energy Progress NC Storm Funding LLC 2.39%, 07/01/37		1,135,000	970,060
Entergy Arkansas LLC,
3.35%, 06/15/52		145,000	97,758
5.75%, 01/15/56		1,025,000	1,018,744
Entergy Corp.,
2.80%, 06/15/30		295,000	274,056
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.67%) 7.13%, 12/01/54(b)		270,000	279,156
Entergy Louisiana LLC,
4.00%, 03/15/33		250,000	236,240
5.35%, 03/15/34		690,000	707,097
5.80%, 03/15/55		280,000	279,949
Entergy Mississippi LLC 5.80%, 04/15/55		380,000	378,650
Florida Power & Light Co. 3.95%, 03/01/48		125,000	98,095
Kentucky Utilities Co. 3.30%, 06/01/50		160,000	109,080
Pinnacle West Capital Corp.,
4.90%, 05/15/28		695,000	697,453
5.15%, 05/15/30		1,100,000	1,114,586
Public Service Enterprise Group, Inc.,
5.45%, 04/01/34		620,000	631,805
5.40%, 03/15/35		315,000	318,700
Sempra,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.79%) 6.88%, 10/01/54(b)		670,000	683,507
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.14%) 6.55%, 04/01/55(b)		360,000	362,921
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%) 6.63%, 04/01/55(b)		535,000	540,953
System Energy Resources, Inc. 5.30%, 12/15/34		1,015,000	1,012,357
			15,991,617
Gas & Water Utilities	0.7%
NiSource, Inc. 5.25%, 03/30/28		825,000	834,192
Sempra Infrastructure Partners L.P. 3.25%, 01/15/32(a)		420,000	372,238
			1,206,430
3

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Institutional Financial Services	1.3%
Morgan Stanley,
(Variable, U.S. SOFR + 1.36%) 2.48%, 09/16/36(b)		$825,000	$715,678
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.17%) 5.31%, 01/18/41(b)		1,660,000	1,617,803
			2,333,481
Insurance	0.3%
Markel Group, Inc. 5.00%, 05/20/49		505,000	443,162
Internet Media & Services	0.9%
Meta Platforms, Inc. 6.30%, 05/15/56		1,685,000	1,677,280
Oil & Gas Supply Chain	1.1%
Energy Transfer L.P.,
5.35%, 01/15/36		740,000	736,888
6.30%, 01/15/56		370,000	371,230
Kinder Morgan Energy Partners L.P. 5.40%, 09/01/44		75,000	70,572
ONEOK Partners L.P. 6.85%, 10/15/37		110,000	120,499
ONEOK, Inc. 5.70%, 11/01/54		680,000	631,249
			1,930,438
Real Estate Investment Trusts	1.1%
Essential Properties L.P. 5.38%, 07/15/36		360,000	355,202
GLP Capital L.P./GLP Financing II, Inc. 5.63%, 03/01/36		1,215,000	1,190,673
Public Storage Operating Co. 2.25%, 11/09/31		365,000	323,537
			1,869,412
Semiconductors	1.1%
Foundry JV Holdco LLC 6.30%, 01/25/39(a)		1,840,000	1,954,464
Specialty Finance	1.1%
Fidelity National Financial, Inc. 3.20%, 09/17/51		155,000	97,768
Moody's Corp. 2.55%, 08/18/60		75,000	37,894
Western Union (The) Co. 4.75%, 06/15/29		1,810,000	1,796,390
			1,932,052
Technology Hardware	0.6%
Dell International LLC/EMC Corp. 3.38%, 12/15/41		1,380,000	1,054,193
4

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Telecommunications	3.1%
AT&T, Inc.,
5.70%, 11/01/54		$680,000	$632,129
6.00%, 04/30/56		1,675,000	1,618,820
3.65%, 09/15/59		680,000	434,598
Sprint Capital Corp. 8.75%, 03/15/32		400,000	471,187
T-Mobile U.S.A., Inc. 5.85%, 02/15/56		1,555,000	1,503,252
Verizon Communications, Inc. (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.04%) 6.20%, 05/14/56(b)		875,000	884,610
			5,544,596
Tobacco & Cannabis	1.5%
BAT Capital Corp. 4.54%, 08/15/47		1,395,000	1,149,994
Reynolds American, Inc. 5.70%, 08/15/35		1,440,000	1,483,672
			2,633,666
TOTAL CORPORATE BONDS (Cost $50,655,875)			50,511,826
FOREIGN ISSUER BONDS	9.2%
Banking	2.6%
Barclays PLC (Variable, U.S. SOFR + 1.51%) 5.59%, 06/26/37(b)		1,050,000	1,048,502
BPCE S.A. (Variable, U.S. SOFR + 2.61%) 6.92%, 01/14/46(a)(b)		2,430,000	2,530,353
HBOS PLC 6.00%, 11/01/33(a)		665,000	686,510
Intesa Sanpaolo S.p.A. (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.60%) 4.20%, 06/01/32(a)(b)		460,000	434,170
			4,699,535
Electric Utilities	0.9%
Electricite de France S.A. 6.00%, 04/22/64(a)		1,640,000	1,564,111
Institutional Financial Services	0.9%
Nomura Holdings, Inc. 5.55%, 07/14/36		1,515,000	1,518,357
Insurance	2.1%
Fairfax Financial Holdings Ltd.,
6.35%, 03/22/54		1,215,000	1,241,823
6.10%, 03/15/55		295,000	291,190
6.20%, 06/08/56(a)		2,120,000	2,114,964
			3,647,977
5

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Oil & Gas Supply Chain	0.6%
BP Capital Markets PLC (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%) 6.45%, 12/01/33(b)(c)		$1,080,000	$1,121,146
Sovereign Government	1.1%
Mexico Government International Bond,
6.13%, 02/09/38		490,000	480,690
3.77%, 05/24/61		2,545,000	1,523,183
			2,003,873
Specialty Finance	1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%) 6.95%, 03/10/55(b)		1,675,000	1,733,945
TOTAL FOREIGN ISSUER BONDS (Cost $16,197,759)			16,288,944
MORTGAGE-BACKED SECURITIES	39.8%
Commercial Mortgage-Backed Security	1.2%
NRTH Commercial Mortgage Trust, Series 2025-PARK - Class A (Floating, 1M CME Term SOFR + 1.39%) 5.02%, 10/15/40(a)(b)		2,175,000	2,180,438
Non-Agency Mortgage-Backed Security	0.1%
Seasoned Loans Structured Transaction Trust, Series 2020-3 - Class A1C 2.00%, 11/25/30		183,034	169,275
U.S. Government Agencies	38.5%
Fannie Mae Pool #850280 5.50%, 12/01/35		4,079	4,164
Fannie Mae Pool #AB6228 3.50%, 09/01/42		73,795	68,883
Fannie Mae Pool #AD4062 5.00%, 05/01/40		4,426	4,463
Fannie Mae Pool #AL2752 5.00%, 03/01/42		46,746	47,142
Fannie Mae Pool #AS5469 4.00%, 07/01/45		124,695	119,106
Fannie Mae Pool #AS5597 3.50%, 08/01/45		54,961	51,095
Fannie Mae Pool #AS7170 3.50%, 05/01/46		64,680	59,903
Fannie Mae Pool #AS7242 3.50%, 05/01/46		57,373	53,112
Fannie Mae Pool #AS8299 3.00%, 11/01/46		212,504	191,632
Fannie Mae Pool #AS8947 3.50%, 03/01/47		118,726	109,883
Fannie Mae Pool #AS9772 3.50%, 06/01/37		66,934	63,945
Fannie Mae Pool #AS9988 4.50%, 07/01/47		27,340	26,702
6

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #AU1625 3.50%, 07/01/43		$72,894	$67,852
Fannie Mae Pool #BC4764 3.00%, 10/01/46		72,978	65,300
Fannie Mae Pool #BC9468 3.00%, 06/01/46		144,379	128,532
Fannie Mae Pool #BH8279 3.50%, 09/01/47		91,386	84,502
Fannie Mae Pool #BM1150 3.00%, 12/01/46		84,253	75,543
Fannie Mae Pool #BN6625 3.50%, 05/01/49		582,242	539,083
Fannie Mae Pool #BO3007 3.00%, 10/01/34		22,181	21,185
Fannie Mae Pool #BU1322 2.50%, 02/01/52		2,370,356	2,027,901
Fannie Mae Pool #BV8017 4.50%, 08/01/52		2,147,854	2,076,558
Fannie Mae Pool #BV9960 4.00%, 06/01/52		784,233	739,844
Fannie Mae Pool #CA1563 4.50%, 04/01/48		21,236	20,663
Fannie Mae Pool #CA2055 4.50%, 07/01/48		60,006	58,102
Fannie Mae Pool #CA4372 4.50%, 10/01/49		30,973	30,104
Fannie Mae Pool #CA4569 4.00%, 11/01/49		152,430	144,491
Fannie Mae Pool #CA6645 3.00%, 08/01/50		149,443	131,650
Fannie Mae Pool #CA6951 2.50%, 09/01/50		161,514	137,174
Fannie Mae Pool #CB0855 3.00%, 06/01/51		80,741	71,128
Fannie Mae Pool #CB1384 2.50%, 08/01/51		1,091,448	928,690
Fannie Mae Pool #CB2857 2.50%, 02/01/52		861,276	735,735
Fannie Mae Pool #CB3486 3.50%, 05/01/52		403,683	367,392
Fannie Mae Pool #CB3878 5.00%, 06/01/52		397,674	397,668
Fannie Mae Pool #CB7980 5.50%, 02/01/54		1,334,218	1,354,664
Fannie Mae Pool #DA2948 5.50%, 10/01/53		1,217,255	1,229,316
Fannie Mae Pool #DG2249 5.00%, 03/01/56		1,730,464	1,701,289
7

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #FM1306 4.50%, 07/01/48		$171,357	$167,654
Fannie Mae Pool #FM4053 2.50%, 08/01/50		122,747	104,655
Fannie Mae Pool #FM4638 2.50%, 10/01/50		80,527	68,000
Fannie Mae Pool #FM4720 3.00%, 10/01/50		100,493	89,159
Fannie Mae Pool #FM4828 3.00%, 11/01/50		950,645	834,215
Fannie Mae Pool #FM4901 2.00%, 11/01/35		76,434	69,955
Fannie Mae Pool #FM5204 2.00%, 12/01/35		72,792	66,517
Fannie Mae Pool #FM5537 2.00%, 01/01/36		196,047	179,136
Fannie Mae Pool #FM6943 2.00%, 04/01/51		347,581	284,254
Fannie Mae Pool #FM7377 3.00%, 05/01/51		180,154	160,083
Fannie Mae Pool #FM7708 3.50%, 06/01/51		203,265	185,408
Fannie Mae Pool #FM8787 2.50%, 10/01/51		2,645,662	2,250,156
Fannie Mae Pool #FM9765 3.00%, 11/01/51		206,012	180,084
Fannie Mae Pool #FS1564 2.00%, 04/01/51		286,566	229,017
Fannie Mae Pool #FS1704 4.00%, 05/01/52		148,766	140,305
Fannie Mae Pool #FS1807 3.50%, 07/01/51		265,300	243,225
Fannie Mae Pool #FS3071 3.00%, 07/01/52		2,333,441	2,071,720
Fannie Mae Pool #FS3159 4.50%, 10/01/52		668,355	646,706
Fannie Mae Pool #FS3533 2.00%, 01/01/52		401,334	325,577
Fannie Mae Pool #FS3744 2.00%, 07/01/51		2,602,024	2,101,067
Fannie Mae Pool #FS4075 5.00%, 04/01/53		650,799	646,709
Fannie Mae Pool #FS4621 5.00%, 06/01/53		238,948	237,391
Fannie Mae Pool #FS4624 2.50%, 11/01/51		285,156	239,905
Fannie Mae Pool #FS5044 4.50%, 06/01/53		1,606,834	1,560,750
8

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Fannie Mae Pool #FS6141 2.00%, 01/01/52		$2,193,219	$1,778,347
Fannie Mae Pool #FS6787 6.00%, 01/01/54		1,307,676	1,359,027
Fannie Mae Pool #FS8138 6.50%, 06/01/54		411,005	432,056
Fannie Mae Pool #FS8291 5.50%, 07/01/53		1,833,948	1,863,191
Fannie Mae Pool #FS9085 3.00%, 12/01/51		1,003,503	878,754
Fannie Mae Pool #MA1870 4.50%, 04/01/34		39,539	39,154
Fannie Mae Pool #MA3101 4.50%, 08/01/47		65,334	63,831
Fannie Mae Pool #MA4327 3.00%, 05/01/51		146,942	129,070
Fannie Mae Pool #MA4475 2.50%, 11/01/41		156,105	138,887
Fannie Mae Pool #MA4733 4.50%, 09/01/52		1,551,709	1,497,764
Freddie Mac Gold Pool #G60990 3.00%, 04/01/47		279,578	246,669
Freddie Mac Gold Pool #G61281 3.50%, 01/01/48		81,694	75,415
Freddie Mac Gold Pool #J25557 3.50%, 09/01/28		9,343	9,250
Freddie Mac Gold Pool #J37949 3.00%, 11/01/32		44,039	42,495
Freddie Mac Gold Pool #Q55227 4.00%, 04/01/48		97,518	92,647
Freddie Mac Pool #QD1484 2.50%, 11/01/51		322,286	275,678
Freddie Mac Pool #QK1511 3.50%, 05/01/42		282,903	266,388
Freddie Mac Pool #RA2970 2.50%, 07/01/50		585,143	495,903
Freddie Mac Pool #RA4218 2.50%, 12/01/50		83,817	71,556
Freddie Mac Pool #RB5126 2.50%, 09/01/41		197,500	174,838
Freddie Mac Pool #RB5136 2.50%, 11/01/41		181,156	161,110
Freddie Mac Pool #RB5170 4.00%, 06/01/42		927,173	896,205
Freddie Mac Pool #RC1421 2.50%, 06/01/35		410,245	385,247
Freddie Mac Pool #SD1061 2.50%, 05/01/52		166,152	141,548
9

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Freddie Mac Pool #SD1836 2.00%, 02/01/52		$357,833	$290,140
Freddie Mac Pool #SD3511 6.00%, 08/01/53		1,169,430	1,201,123
Freddie Mac Pool #SD3669 5.50%, 09/01/53		617,216	626,248
Freddie Mac Pool #SD3824 6.00%, 03/01/53		787,944	811,573
Freddie Mac Pool #SD4227 4.50%, 05/01/53		1,754,449	1,694,037
Freddie Mac Pool #SD4495 6.00%, 12/01/53		152,679	158,344
Freddie Mac Pool #SD4901 5.50%, 02/01/54		1,131,140	1,146,485
Freddie Mac Pool #SD5092 5.00%, 08/01/53		1,188,599	1,174,676
Freddie Mac Pool #SD6046 6.00%, 08/01/54		1,236,432	1,279,971
Freddie Mac Pool #SD6260 5.00%, 09/01/54		1,544,847	1,531,666
Freddie Mac Pool #SD6548 5.50%, 10/01/54		1,493,072	1,509,036
Freddie Mac Pool #SD8090 2.00%, 09/01/50		684,167	552,221
Freddie Mac Pool #SD8199 2.00%, 03/01/52		779,895	626,662
Freddie Mac Pool #SL1016 5.50%, 05/01/55		2,172,801	2,195,864
Freddie Mac Pool #SL4260 5.00%, 02/01/56		871,223	857,991
Freddie Mac Pool #SL4473 2.50%, 10/01/51		1,010,684	849,651
Ginnie Mae I Pool #723248 5.00%, 10/15/39		68,825	69,963
Ginnie Mae I Pool #783403 3.50%, 09/15/41		102,307	94,349
Ginnie Mae II Pool #CE1974 3.00%, 08/20/51		194,994	175,369
Ginnie Mae II Pool #MA4778 3.50%, 10/20/47		44,860	40,976
Ginnie Mae II Pool #MA4901 4.00%, 12/20/47		44,377	42,102
Ginnie Mae II Pool #MA4963 4.00%, 01/20/48		19,359	18,365
Ginnie Mae II Pool #MA6413 5.00%, 01/20/50		118,528	119,140
Ginnie Mae II Pool #MA6477 4.50%, 02/20/50		41,613	40,700
10

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Ginnie Mae II Pool #MA6545 5.00%, 03/20/50		$25,559	$25,773
Ginnie Mae II Pool #MA6598 2.50%, 04/20/50		208,381	178,506
Ginnie Mae II Pool #MA7418 2.50%, 06/20/51		210,160	179,734
Ginnie Mae II Pool #MA7419 3.00%, 06/20/51		1,394,561	1,239,538
Ginnie Mae II Pool #MA7472 2.50%, 07/20/51		441,599	377,664
Ginnie Mae II Pool #MA7705 2.50%, 11/20/51		645,493	552,032
Ginnie Mae II Pool #MA7768 3.00%, 12/20/51		1,461,532	1,299,048
Ginnie Mae II Pool #MA7829 3.50%, 01/20/52		147,711	133,994
Ginnie Mae II Pool #MA7939 4.00%, 03/20/52		1,310,522	1,231,430
Ginnie Mae II Pool #MA7987 2.50%, 04/20/52		914,458	781,861
Ginnie Mae II Pool #MA8268 4.50%, 09/20/52		589,861	571,579
Ginnie Mae II Pool #MA8800 5.00%, 04/20/53		1,937,651	1,920,160
Ginnie Mae II Pool #MA8874 3.00%, 05/20/53		846,652	756,071
Ginnie Mae II Pool #MA8943 3.00%, 06/20/53		1,341,163	1,196,844
Ginnie Mae II Pool #MB0091 5.00%, 12/20/54		1,271,338	1,256,243
Ginnie Mae II Pool #MB0366 5.50%, 05/20/55		268,985	270,777
Government National Mortgage Association, Series 2023-111 - Class PH 5.00%, 05/20/53		453,410	451,125
			68,060,105
TOTAL MORTGAGE-BACKED SECURITIES (Cost $70,421,002)			70,409,818
U.S. GOVERNMENT OBLIGATIONS	15.2%
U.S. Treasury Notes, 3.75%, 08/31/26		22,280,000	22,276,937
U.S. Treasury Notes, 3.88%, 03/31/28		1,490,000	1,482,666
U.S. Treasury Notes, 3.50%, 02/28/31		650,000	630,932
U.S. Treasury Notes, 4.13%, 02/15/36		2,490,000	2,429,306
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $26,829,214)			26,819,841

11

BARROW HANLEY FUNDS
BARROW HANLEY TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.3%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(d)		464,983	$464,983
TOTAL SHORT-TERM INVESTMENTS (Cost $464,983)			464,983
TOTAL INVESTMENTS (Cost $175,312,267)	99.2%		175,233,103
NET OTHER ASSETS (LIABILITIES)	0.8%		1,499,329
NET ASSETS	100.0%		$176,732,432

(a)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, these securities had a total value of $21,791,435 or 12% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2026, and the related index and spread are shown parenthetically for each security.
(c)Perpetual bond. Maturity date represents next call date.
(d)7-day current yield as of June 30, 2026 is disclosed.

Abbreviations:
SOFR – Secured Overnight Financing Rate
At June 30, 2026 the Barrow Hanley Total Return Bond Fund's investments were concentrated as follows:
Fixed Income Credit Ratings	% of Net Assets
AAA	59.2%
AA-	0.9
A+	0.1
A	3.0
A-	3.7
BBB+	10.0
BBB	14.2
BBB-	5.8
Cash equivalents	0.3
N/A	2.0
Total	99.2%
12

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.7%
Asset Management	0.9%
Charles Schwab (The) Corp.		9,774	$901,847
Automotive	1.4%
Aptiv PLC(a)		22,779	1,398,175
Banking	5.5%
Bank of America Corp.		38,736	2,207,177
Prosperity Bancshares, Inc.		20,622	1,506,025
Wells Fargo & Co.		19,760	1,632,966
			5,346,168
Beverages	1.7%
Keurig Dr. Pepper, Inc.		49,493	1,619,906
Biotechnology & Pharmaceuticals	2.3%
Merck & Co., Inc.		17,506	2,249,521
Chemicals	6.2%
Air Products and Chemicals, Inc.		4,107	1,204,090
Axalta Coating Systems Ltd.(a)		46,031	1,575,181
DuPont de Nemours, Inc.		7,043	955,404
Qnity Electronics, Inc.		14,036	2,292,219
			6,026,894
Construction Materials	1.4%
CRH PLC		12,858	1,375,806
Electric Utilities	7.8%
CenterPoint Energy, Inc.		34,683	1,527,439
Entergy Corp.		16,276	1,869,461
PG&E Corp.		82,040	1,379,913
Pinnacle West Capital Corp.		13,403	1,434,121
Xcel Energy, Inc.		18,063	1,450,459
			7,661,393
Electrical Equipment	6.4%
Fortive Corp.		12,458	761,059
Johnson Controls International PLC		15,325	2,239,136
Littelfuse, Inc.		4,013	1,827,239
TE Connectivity PLC		7,064	1,424,173
			6,251,607
Engineering & Construction	0.8%
AECOM		11,159	778,898
Entertainment Content	1.3%
Warner Music Group Corp. - Class A		46,507	1,258,945
Gas & Water Utilities	1.5%
MDU Resources Group, Inc.		69,643	1,477,128
Health Care Facilities & Services	2.9%
Elevance Health, Inc.		1,826	706,169
UnitedHealth Group, Inc.		5,035	2,092,697
			2,798,866
Industrial Support Services	1.9%
WESCO International, Inc.		5,283	1,824,907
Institutional Financial Services	1.3%
Jefferies Financial Group, Inc.		24,813	1,240,154
1

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Insurance	5.0%
Berkshire Hathaway, Inc. - Class B(a)		4,240	$2,121,654
Chubb Ltd.		3,335	1,136,368
Progressive (The) Corp.		7,359	1,607,573
			4,865,595
Internet Media & Services	5.0%
Alphabet, Inc. - Class C		10,121	3,576,053
Uber Technologies, Inc.(a)		18,653	1,346,000
			4,922,053
IT Services	1.3%
CACI International, Inc. - Class A(a)		2,767	1,281,840
Leisure Facilities & Services	3.0%
Carnival Corp. Ltd.		58,833	1,680,859
Wynn Resorts Ltd.		12,553	1,218,771
			2,899,630
Medical Equipment & Devices	4.7%
Abbott Laboratories		11,228	1,018,829
Avantor, Inc.(a)		102,876	1,018,472
GE HealthCare Technologies, Inc.		18,799	1,203,324
Medtronic PLC		17,513	1,370,042
			4,610,667
Metals & Mining	1.4%
Freeport-McMoRan, Inc.		21,899	1,377,228
Oil & Gas Supply Chain	6.4%
Chevron Corp.		8,157	1,352,104
Enbridge, Inc.		18,142	983,478
Exxon Mobil Corp.		13,847	1,893,162
Permian Resources Corp. - Class A		69,182	1,273,641
Phillips 66		4,663	788,280
			6,290,665
Real Estate Investment Trusts	5.3%
American Tower Corp.		3,261	533,402
Digital Realty Trust, Inc.		7,674	1,378,097
Prologis, Inc.		11,345	1,536,907
Public Storage		3,309	1,053,288
VICI Properties, Inc.		26,912	714,513
			5,216,207
Retail - Consumer Staples	1.4%
Sprouts Farmers Market, Inc.(a)		15,776	1,334,334
Retail - Discretionary	0.9%
Lululemon Athletica, Inc.(a)		7,385	843,219
Semiconductors	7.7%
Coherent Corp.(a)		5,044	1,989,707
Entegris, Inc.		9,708	1,746,081
Microchip Technology, Inc.		17,456	1,591,987
NXP Semiconductors N.V.		4,033	1,133,394
QUALCOMM, Inc.		5,973	1,103,750
			7,564,919
2

BARROW HANLEY FUNDS
BARROW HANLEY US VALUE OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Percentage of Net Assets	Shares	Value
Software	1.2%
Oracle Corp.		7,841	$1,149,099
Specialty Finance	7.0%
American Express Co.		4,158	1,406,444
Capital One Financial Corp.		6,742	1,352,580
Fidelity National Information Services, Inc.		20,450	795,096
GPGI, Inc.		104,974	1,663,838
SLM Corp.		63,895	1,657,436
			6,875,394
Technology Hardware	2.9%
Hewlett Packard Enterprise Co.		61,669	2,781,889
Transportation & Logistics	1.2%
JB Hunt Transport Services, Inc.		4,067	1,177,112
TOTAL COMMON STOCKS (Cost $71,327,018)			95,400,066
MASTER LIMITED PARTNERSHIPS	0.7%
Oil & Gas Supply Chain	0.7%
Plains GP Holdings L.P. - Class A(a)		29,270	710,383
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $421,038)			710,383
SHORT-TERM INVESTMENTS	1.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.51%(b)		1,489,443	1,489,443
TOTAL SHORT-TERM INVESTMENTS (Cost $1,489,443)			1,489,443
TOTAL INVESTMENTS (Cost $73,237,499)	99.9%		97,599,892
NET OTHER ASSETS (LIABILITIES)	0.1%		68,919
NET ASSETS	100.0%		$97,668,811

(a)Non-income producing security.
(b)7-day current yield as of June 30, 2026 is disclosed.
3

BARROW HANLEY FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

Not Applicable.
4